Organization and Summary of Significant Accounting Policies - Additional Disclosures (Details)	3 Months Ended					12 Months Ended
	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jan. 30, 2014 USD ($)
Prior period reclassification adjustment							$ 4,800,000	$ 800,000
Prior period reclassification adjustment as percentage of home sales revenue							1.70%	1.50%
Prior period balance sheet reclassification							$ 9,300,000
Restricted cash	$ 209,000	$ 585,000				$ 585,000	380,000
Noncontrolling interest in subsidiary	91,000	101,000				101,000	922,000
Inventory impairments						3,500,000	0	$ 0
Impairments related to investment in unconsolidated joint ventures	0				$ 0	0	0	0
Allowance for doubtful contracts and accounts receivable	0	0				0	0
Depreciation	123,000				125,000	511,000	473,000	381,000
Deferred tax asset, net	$ 8,488,000	8,434,000				8,434,000	7,516,000		$ 1,500,000
Home sales impairments		$ 2,350,000	$ 0	$ 0	$ 0	$ 2,350,000	$ 0	$ 0
Number of projects impaired during the year						3	0	0
Maximum [Member]
Ownership percentage	35.00%	35.00%				35.00%	35.00%